March 11, 2016

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 24, 2016
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 26, 2016
ALPS Variable Investment Trust	0001382990	March 1, 2016
American Century Variable Portfolios, Inc.	0000814680	February 23, 2016
American Funds Insurance Series	0000729528	February 29, 2016
BlackRock Variable Series Funds, Inc.	0000355916	March 8, 2016
Dreyfus Investment Portfolios	0001056707	February 12, 2016
Dreyfus Variable Investment Fund	0000813383	February 12, 2016
Franklin Templeton Variable Insurance Products Trust	0000837274	March 2, 2016

Securities and Exchange Commission
March 11, 2016
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Guggenheim Variable Funds Trust	0000217087	March 9, 2016
Ivy Funds Variable Insurance Portfolios	0000810016	March 7, 2016
Janus Aspen Series	0000906185	March 3, 2016
JPMorgan Insurance Trust	0000909221	February 26, 2016
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2016
Legg Mason Partners Variable Income Trust	0000874835	February 24, 2016
Lord Abbett Series Fund, Inc.	0000855396	February 25, 2016
MFS® Variable Insurance Trust	0000918571	February 25, 2016
MFS® Variable Insurance Trust II	0000719269	February 25, 2016
Neuberger Berman Advisers Management Trust	0000736913	March 7, 2016
Oppenheimer Variable Account Funds	0000752737	February 29, 2016
PIMCO Variable Insurance Trust	0001047304	February 29, 2016
Putnam Variable Trust	0000822671	February 26, 2016
Royce Capital Fund	0001006387	February 29, 2016
Rydex Variable Trust	0001064046	March 9, 2016
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2016
Transparent Value Trust	0001465886	March 10, 2016
The Universal Institutional Funds, Inc.	0001011378	March 9, 2016
Variable Insurance Products Fund	0000356494	February 24, 2016
Variable Insurance Products III	0000927384	February 24, 2016

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York